Stock Options - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding Ending Balance	263,000	2,214,769	1,967,734
Weighted- average Exercise Price per Option, Outstanding Ending Balance	$ 1.25	$ 2.38	$ 2.38
Weighted- average Remaining Contractual Term (Years), Outstanding Ending Balance	1 year	8 years 10 months 24 days	9 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding Ending Balance		$ 4,956
Options, Exercisable and vested Ending		1,226,641	907,262
Weighted- average Exercise Price per Option, Exercisable and vested Ending		$ 2.39	$ 2.4
Weighted- average Remaining Contractual Term (Years), Exercisable and vested Ending		8 years 9 months 18 days	9 years 9 months 18 days
Options, Granted		286,810	2,085,034
Weighted- average Exercise Price per Option, Granted		$ 2.23	$ 2.39
Weighted- average Remaining Contractual Term (Years), Granted		9 years 7 months 6 days	9 years 9 months 18 days
Granted		$ 7,356
Options, Terminated		(39,775)	(380,300)
Weighted- average Exercise Price per Option, Terminated		$ 1.61	$ 1.6
Weighted- average Remaining Contractual Term (Years), Terminated